Other operating income (Tables)	3 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Other operating income

Analysis of other operating income by	Three months ended March 31, 2020	Three months ended March 31, 2019
category	£000s	£000s
Income recognized in respect of BARDA	3,864	4,329
Grant income	84	241
Research and development credit	144	4
	4,092	4,574